Intangible Assets - Schedule of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross	$ (1,434)	$ (1,434)
Accumulated Amortization	1,227	1,144
Net	(207)	(290)
Unamortized Energy Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	(1,515)	(1,515)
Accumulated Amortization	1,280	1,188
Net	(235)	(327)
Business Services Company [Member] | Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	81	81
Accumulated Amortization	(53)	(44)
Net	28	37
Pepco Holdings LLC [Member] | Unamortized Energy Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	(1,515)	(1,515)
Accumulated Amortization	1,280	1,188
Net	$ (235)	$ (327)